Vessels, textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Impairment losses	$ 32,626	$ 0
Proceeds from sale of vessels	28,134
Vessels' disposals, net	29,907
Loss on vessels' sale	4,271	0
[HanjinMaltaMember]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	$ 22,000